UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-772
RIVERSOURCE EQUITY SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 11/30
Date of reporting period: 08/31

Portfolio of Investments
RiverSource Mid Cap Growth Fund
Aug. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.4%)
Precision Castparts	29,322		$2,676,512

Air Freight & Logistics (0.4%)
CH Robinson Worldwide	52,950	(d)	2,978,967

Airlines (2.7%)
AMR	845,820	(b)	4,618,177
Continental Airlines Cl B	384,593	(b,d)	5,103,549
Delta Air Lines	653,041	(b)	4,714,956
UAL	635,655	(b,d)	3,960,131

Total			18,396,813

Biotechnology (3.7%)
BioMarin Pharmaceutical	425,653	(b,d)	7,010,505
Celera	509,270	(b,d)	3,330,626
Cephalon	93,222	(b)	5,307,128
Genzyme	112,287	(b)	6,255,509
Onyx Pharmaceuticals	87,675	(b,d)	2,811,737

Total			24,715,505

Capital Markets (1.4%)
Janus Capital Group	187,422		2,384,008
Legg Mason	109,846	(d)	3,159,171
TD Ameritrade Holding	189,957	(b)	3,654,772

Total			9,197,951

Chemicals (1.2%)
Airgas	47,028	(d)	2,186,802
Ecolab	54,235		2,293,599
Mosaic	41,088		1,991,535
Potash Corp of Saskatchewan	18,789	(c)	1,663,014

Total			8,134,950

Commercial Banks (2.3%)
Marshall & Ilsley	477,918	(d)	3,402,776
Regions Financial	595,013		3,486,776
TCF Financial	625,132	(d)	8,601,817

Total			15,491,369

Commercial Services & Supplies (0.4%)
Copart	74,096	(b,d)	2,618,553

Communications Equipment (4.4%)
Ciena	1,308,935	(b,d)	17,539,729
F5 Networks	29,863	(b)	1,029,975
Juniper Networks	264,785	(b,d)	6,108,590
ORBCOMM	958,400	(b,d)	2,060,560

Issuer	Shares		Value(a)
Riverbed Technology	131,978	(b,d)	2,544,536

Total			29,283,390

Computers & Peripherals (0.3%)
Seagate Technology	136,262	(c)	1,887,229

Construction & Engineering (4.0%)
Chicago Bridge & Iron	222,774	(c)	3,506,463
EMCOR Group	185,389	(b)	4,295,463
Fluor	86,901		4,597,063
Foster Wheeler	108,254	(b)	3,133,953
Jacobs Engineering Group	61,799	(b)	2,717,920
Quanta Services	252,900	(b,d)	5,594,148
Shaw Group	104,650	(b)	3,069,385

Total			26,914,395

Construction Materials (1.0%)
Martin Marietta Materials	35,799	(d)	3,135,276
Vulcan Materials	67,151	(d)	3,360,236

Total			6,495,512

Consumer Finance (0.8%)
First Marblehead	1,296,157	(b,d)	3,421,854
SLM	249,790	(b,d)	2,223,131

Total			5,644,985

Distributors (0.6%)
LKQ	214,089	(b,d)	3,716,585

Diversified Consumer Services (0.4%)
Apollo Group Cl A	40,453	(b)	2,622,163

Diversified Financial Services (1.0%)
IntercontinentalExchange	36,470	(b)	3,420,887
MSCI Cl A	55,539	(b)	1,633,957
NASDAQ OMX Group	74,553	(b)	1,636,438

Total			6,691,282

Diversified Telecommunication Services (0.2%)
FairPoint Communications	1,760,028	(d)	1,425,623

Electric Utilities (0.5%)
PPL	113,815		3,346,161

Electrical Equipment (4.3%)
American Superconductor	49,325	(b)	1,593,691
Energy Conversion Devices	270,655	(b,d)	3,028,629
Evergreen Solar	2,236,254	(b,d)	3,779,269
First Solar	28,951	(b,d)	3,519,863
Hubbell Cl B	220,983		8,501,216
JA Solar Holdings ADR	395,851	(b,c,d)	1,409,230
Real Goods Solar Cl A	636,623	(b)	1,941,700
SunPower Cl A	105,023	(b,d)	2,662,333
Suntech Power Holdings ADR	81,844	(b,c,d)	1,163,003
Yingli Green Energy Holding ADR	145,541	(b,c,d)	1,570,387

Total			29,169,321

Issuer	Shares		Value(a)
Electronic Equipment, Instruments & Components (0.6%)
Itron	74,437	(b,d)	4,078,403

Energy Equipment & Services (2.3%)
BJ Services	222,513	(d)	3,573,560
ENSCO Intl	96,166		3,548,525
Natl Oilwell Varco	77,749	(b)	2,826,176
Noble	47,296		1,656,779
Smith Intl	127,127		3,504,891

Total			15,109,931

Food Products (0.6%)
Dean Foods	121,839	(b)	2,210,159
HJ Heinz	52,458		2,019,633

Total			4,229,792

Health Care Equipment & Supplies (3.8%)
CR Bard	50,844		4,097,010
Gen-Probe	60,477	(b,d)	2,331,388
Haemonetics	39,364	(b)	2,072,121
Hologic	350,484	(b)	5,765,462
St. Jude Medical	157,375	(b)	6,065,232
Thoratec	121,150	(b,d)	3,178,976
Varian Medical Systems	44,568	(b,d)	1,919,544

Total			25,429,733

Health Care Providers & Services (3.7%)
AmerisourceBergen	157,240	(d)	3,350,784
CardioNet	302,428	(b,d)	2,177,482
Emdeon Cl A	316,890	(b)	5,526,561
Express Scripts	49,332	(b)	3,562,757
Laboratory Corp of America Holdings	24,947	(b)	1,741,051
MEDNAX	77,109	(b)	4,015,066
Patterson Companies	167,721	(b,d)	4,567,043

Total			24,940,744

Hotels, Restaurants & Leisure (2.5%)
Burger King Holdings	58,019		1,040,281
Darden Restaurants	60,801		2,002,177
Marriott Intl Cl A	95,650	(d)	2,286,038
MGM MIRAGE	301,385	(b,d)	2,552,731
Panera Bread Cl A	46,316	(b,d)	2,418,158
Pinnacle Entertainment	129,465	(b)	1,214,382
Starbucks	88,170	(b,d)	1,674,348
Starwood Hotels & Resorts Worldwide	111,503	(d)	3,320,560

Total			16,508,675

Household Durables (0.3%)
KB Home	124,767	(d)	2,272,007

Household Products (0.5%)
Clorox	58,074		3,431,593

Insurance (0.6%)
Ambac Financial Group	1,078,367	(d)	1,897,926
Genworth Financial Cl A	210,161		2,219,300

Total			4,117,226

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.4%)
Orbitz Worldwide	425,899	(b,d,e)	2,670,387

Internet Software & Services (2.0%)
Akamai Technologies	515,894	(b,d)	9,100,370
Omniture	142,478	(b,d)	2,038,860
VistaPrint	60,304	(b,c,d)	2,498,998

Total			13,638,228

IT Services (0.6%)
Alliance Data Systems	46,922	(b,d)	2,606,986
ManTech Intl Cl A	30,964	(b)	1,636,138

Total			4,243,124

Leisure Equipment & Products (1.6%)
Eastman Kodak	1,582,346	(d)	8,418,080
LeapFrog Enterprises	549,606	(b)	2,159,952

Total			10,578,032

Life Sciences Tools & Services (0.7%)
Illumina	140,284	(b,d)	4,947,817

Machinery (2.8%)
Bucyrus Intl	79,270	(d)	2,366,210
Cummins	35,309		1,600,204
Flowserve	29,842		2,573,873
Joy Global	53,520	(d)	2,079,252
Manitowoc	638,620	(d)	4,240,437
Terex	355,065	(b)	5,851,470

Total			18,711,446

Marine (1.2%)
DryShips	799,967	(c,d)	4,671,808
Genco Shipping & Trading	188,477	(d)	3,650,799

Total			8,322,607

Media (1.8%)
Regal Entertainment Group Cl A	411,348		5,203,552
Sirius XM Radio	10,571,717	(b,d)	7,120,052

Total			12,323,604

Metals & Mining (5.1%)
AK Steel Holding	248,583	(d)	5,051,207
Alcoa	434,509		5,235,833
Allegheny Technologies	168,130	(d)	5,106,108
Cliffs Natural Resources	184,795	(d)	4,677,161
Freeport-McMoRan Copper & Gold	87,454	(e)	5,507,854
Kinross Gold	102,115	(c)	1,935,079
Steel Dynamics	57,755		955,845
United States Steel	87,440	(d)	3,828,123
Yamana Gold	189,996	(c)	1,747,963

Total			34,045,173

Multiline Retail (0.6%)
JC Penney	60,372	(d)	1,813,575
Nordstrom	76,277	(d)	2,138,807

Total			3,952,382

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels (6.0%)
Arch Coal	225,859	(d)	3,911,878
Clean Energy Fuels	133,672	(b,d)	1,673,573
CONSOL Energy	73,466		2,748,363
Denbury Resources	103,883	(b,d)	1,581,099
El Paso	481,374		4,443,083
Frontier Oil	215,770		2,768,329
Murphy Oil	39,069		2,226,933
Newfield Exploration	64,290	(b,e)	2,487,380
Petrohawk Energy	159,797	(b,d)	3,440,429
Range Resources	41,283		1,996,859
Southwestern Energy	61,250	(b,d)	2,257,675
Tesoro	246,326	(d)	3,468,270
Western Refining	490,330	(b,d)	2,976,303
Williams Companies	265,222		4,360,250

Total			40,340,424

Paper & Forest Products (0.6%)
Intl Paper	167,538		3,844,997

Pharmaceuticals (3.0%)
Allergan	35,288		1,973,305
King Pharmaceuticals	242,168	(b,d)	2,513,704
Mylan	455,550	(b,d)	6,682,919
Perrigo	81,600	(d)	2,408,832
Shire ADR	126,795	(c,d)	6,283,960

Total			19,862,720

Real Estate Investment Trusts (REITs) (0.2%)
AMB Property	48,135	(d)	1,098,922

Real Estate Management & Development (0.5%)
Brookfield Asset Management Cl A	64,288	(c,d)	1,306,975
CB Richard Ellis Group Cl A	86,187	(b,d)	1,020,454
St. Joe	29,770	(b,d)	976,456

Total			3,303,885

Road & Rail (1.7%)
JB Hunt Transport Services	56,953	(d)	1,596,393
Kansas City Southern	341,000	(b,d)	8,149,900
Landstar System	44,976	(d)	1,568,313

Total			11,314,606

Semiconductors & Semiconductor Equipment (6.4%)
Altera	287,715	(d)	5,527,005
ASML Holding	52,002	(c,d)	1,428,495
Broadcom Cl A	91,109	(b)	2,592,051
Mellanox Technologies	424,934	(b,c)	5,800,349
MEMC Electronic Materials	114,725	(b)	1,829,864
NVIDIA	145,963	(b,d)	2,119,383
PMC-Sierra	2,281,868	(b,d)	20,719,361
Xilinx	124,281		2,764,009

Total			42,780,517

Software (7.0%)
Activision Blizzard	303,172	(b)	3,519,827
Citrix Systems	91,888	(b)	3,278,564
CommVault Systems	140,327	(b)	2,566,581
Compuware	815,112	(b)	5,876,957
Informatica	71,392	(b,d)	1,280,059

Issuer	Shares		Value(a)
Intuit	61,327	(b)	1,703,051
Novell	678,030	(b)	2,949,431
Symantec	90,486	(b)	1,368,148
TIBCO Software	2,333,823	(b)	20,701,009
VMware Cl A	114,901	(b)	4,070,942

Total			47,314,569

Specialty Retail (4.5%)
Abercrombie & Fitch Cl A	158,641	(d)	5,122,518
American Eagle Outfitters	165,480		2,233,980
Dick’s Sporting Goods	164,380	(b,d)	3,683,756
GameStop Cl A	188,804	(b,d)	4,493,535
Limited Brands	168,274	(d)	2,510,648
PetSmart	58,090		1,214,662
Tiffany & Co	144,951	(d)	5,273,317
TJX Companies	76,010		2,732,560
Urban Outfitters	106,966	(b,d)	3,041,043

Total			30,306,019

Textiles, Apparel & Luxury Goods (0.4%)
lululemon athletica	119,124	(b,c,d)	2,389,627

Thrifts & Mortgage Finance (0.3%)
MGIC Investment	280,381	(d,e)	2,279,498

Tobacco (0.3%)
Lorillard	24,116		1,754,921

Trading Companies & Distributors (0.9%)
Fastenal	87,811	(d)	3,178,758
United Rentals	295,062	(b)	2,711,620

Total			5,890,378

Water Utilities (0.4%)
American Water Works	127,504	(d)	2,562,830

Wireless Telecommunication Services (0.9%)
American Tower Cl A	120,929	(b)	3,827,403
NII Holdings	100,034	(b)	2,371,806

Total			6,199,209

Total Common Stocks (Cost: $601,673,884)			$636,201,292

Options Purchased (—%)

		Exercise	Expiration
Issuer	Contracts	price	date	Value(a)
Calls
Tibco Software	1,300	$10	Sept. 2009	$16,250

Total Options Purchased (Cost: $103,311)				$16,250

Money Market Fund (4.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	28,827,216	(f)	$28,827,216

Total Money Market Fund (Cost: $28,827,216)			$28,827,216

Investments of Cash Collateral Received for Securities on Loan (27.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (13.7%)
JPMorgan Prime Money Market Fund	91,896,898	$91,896,899

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (3.1%)
Belmont Funding LLC
09-01-09	0.48%	$4,999,933	$4,999,933
Ebbets Funding LLC
09-08-09	0.50	6,999,222	6,999,222
Elysian Funding LLC
09-01-09	0.42	4,999,942	4,999,942
Versailles Commercial Paper LLC
09-10-09	0.60	3,997,667	3,997,667

Total			20,996,764

Certificates of Deposit (8.5%)
Banco Popular Espanol
09-04-09	0.76	2,995,963	2,995,963
09-23-09	0.63	998,925	998,925
Banco Santander NY
11-09-09	0.41	3,000,000	3,000,000
Banco Santander Madrid
10-13-09	0.45	4,000,000	4,000,000
Bayrische Hypo Und Vereinsbank NY
09-14-09	0.30	5,000,000	5,000,000
Caisse de Depots et Consignment Paris
10-19-09	0.43	3,995,514	3,995,514
Credit Indusrial et Comm London
10-13-09	0.52	3,994,692	3,994,692
Danske Bank AS
11-24-09	0.32	5,000,000	5,000,000
Dexia Credit Local NY
09-21-09	0.52	4,997,690	4,997,690
ING Bank London
10-13-09	0.50	3,000,000	3,000,000
Mizuho London
10-29-09	0.49	2,000,000	2,000,000
Monte de Paschi NY
09-14-09	0.51	2,500,022	2,500,022
Norinchukin Bank NY
11-20-09	0.41	5,000,000	5,000,000
Raiffeisen Zentralbank Oest Vienna
09-10-09	0.41	7,500,000	7,499,999
San Paolo Imi Ireland
10-07-09	0.40	2,997,003	2,997,003

Total			56,979,808

Commercial Paper (2.4%)
Citigroup Funding
09-08-09	0.39	5,999,285	5,999,285
Natixis Commercial Paper
09-08-09	0.32	5,998,293	5,998,293
Royal Bank of Scotland Group
09-10-09	0.47	3,996,606	3,996,606

Total			15,994,184

	Coupon	Principal
Issuer	rate	amount	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $185,867,655)			$185,867,655

Total Investments in Securities (Cost: $816,472,066)(g)			$850,912,413

Investment in Derivatives
Open Options Contracts Written at August 31, 2009

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	contracts	price	received	date	Value(a)

Freeport-McMoRan Copper & Gold	Call	162	$70.00	$27,231	Sept. 2009	$11,583
MGIC Investment	Call	1,038	7.50	40,481	Sept. 2009	106,395
Newfield Exploration	Call	325	45.00	14,300	Sept. 2009	3,250
Orbitz Worldwide	Call	650	5.00	28,599	Sept. 2009	87,750

Total						$208,978

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated May 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Aug. 31, 2009, the value of foreign securities represented 5.8% of net assets.

(d)	At Aug. 31, 2009, security was partially or fully on loan.

(e)	At Aug. 31, 2009, securities valued at $3,529,145 were held to cover open call options written. See Note 2 to the financial statements.

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2009.

(g)	At Aug. 31, 2009, the cost of securities for federal income tax purposes was approximately $816,472,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$92,564,000
Unrealized depreciation	(58,124,000)

Net unrealized appreciation	$34,440,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 1 to the financial statements – Valuation of securities in the most recent Semiannual Report dated May 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2009:

	Fair value at Aug. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$636,201,292	$—	$—	$636,201,292

Total Equity Securities	636,201,292	—	—	636,201,292

Other
Options Purchased	16,250	—	—	16,250
Affiliated Money Market Fund(b)	28,827,216	—	—	28,827,216
Investments of Cash Collateral Received for Securities on Loan(c)	91,896,899	93,970,756	—	185,867,655

Total Other	120,740,365	93,970,756	—	214,711,121

Investments in Securities	756,941,657	93,970,756	—	850,912,413
Other Financial Instruments(d)	208,978	—	—	208,978

Total	$757,150,635	$93,970,756	$—	$851,121,391

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Equity Series, Inc.
By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date October 29, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date October 29, 2009